Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Revenues	$ 111,000	$ 136,000	$ 350,452	$ 451,500	$ 587,500	$ 734,666
Revenues percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%